BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2022

	Shares	Value
COMMON STOCKS - 96.5%
BRAZIL - 1.5%
Wind & Solar - 1.5%
Omega Energia SA (n)	104,977	$263,487
Total BRAZIL		263,487
CANADA - 4.1%
Clean Power - 2.0%
Fortis, Inc.	7,200	356,098
Wind & Solar - 2.1%
Boralex, Inc.	11,400	369,498
Total CANADA		725,596
CHILE - 0.9%
Water - 0.9%
Aguas Andinas SA	757,000	160,964
Total CHILE		160,964
CHINA - 3.0%
Water - 0.9%
Guangdong Investment Ltd.	123,078	167,687
Wind & Solar - 2.1%
China Longyuan Power Group Corporation Ltd.	163,607	367,747
Total CHINA		535,434
DENMARK - 6.3%
Wind & Solar - 6.3%
Orsted A/S (e)	6,000	751,029
Vestas Wind Systems A/S	12,000	352,018
Total Wind & Solar		1,103,047
Total DENMARK		1,103,047
FRANCE - 7.2%
Clean Technology - 2.4%
Nexans SA	4,500	421,113
Renewables/Electric Generation - 3.5%
Veolia Environnement SA	19,080	611,775
Wind & Solar - 1.3%
Neoen SA (e)	5,369	228,090
Total FRANCE		1,260,978
INDIA - 0.8%
Wind & Solar - 0.8%
Azure Power Global Ltd. (n)	8,800	146,432
Total INDIA		146,432
IRELAND - 1.9%
Wind & Solar - 1.9%
Greencoat Renewables PLC	271,853	340,411
Total IRELAND		340,411
ITALY - 10.4%
Clean Technology - 3.0%
RAI Way SpA	84,400	527,601
Renewables/Electric Generation - 2.2%
Hera SpA	105,800	389,785
Wind & Solar - 5.2%
Enel SpA	137,815	920,162
Total ITALY		1,837,548
NEW ZEALAND - 2.0%
Clean Power - 2.0%
Mercury NZ Ltd.	85,900	352,631
Total NEW ZEALAND		352,631
SPAIN - 10.8%
Wind & Solar - 10.8%
Atlantica Sustainable Infrastructure PLC	11,333	397,448
Corp ACCIONA Energias Renovables SA	9,747	360,326
EDP Renovaveis SA	12,403	318,892
Iberdrola SA	77,398	845,963
Total Wind & Solar		1,922,629
Total SPAIN		1,922,629
UNITED KINGDOM - 13.0%
Electricity Transmission & Distribution - 4.9%
National Grid PLC	55,979	860,295
Renewables/Electric Generation - 5.0%
SSE PLC	38,866	888,048
Water Sustainability - 3.1%
Severn Trent PLC	13,500	544,106
Total UNITED KINGDOM		2,292,449
UNITED STATES - 34.6%
Clean Power - 4.1%
Exelon Corp.	15,100	719,213
Clean Technology - 2.0%
Itron, Inc. (n)	6,637	349,637
Renewables/Electric Generation - 9.3%
NextEra Energy, Inc.	14,100	1,194,412
Xcel Energy, Inc.	6,167	445,072
Total Renewables/Electric Generation		1,639,484
Water Sustainability - 7.7%
American Water Works Company, Inc.	3,800	629,014
Essential Utilities, Inc.	8,858	452,910
Xylem, Inc.	3,400	289,884
Total Water Sustainability		1,371,808
Wind & Solar - 11.5%
Clearway Energy, Inc.	21,300	777,663
Enphase Energy, Inc. (n)	2,200	443,916
NextEra Energy Partners LP	4,700	391,792
Sunrun, Inc. (n)	13,500	409,995
Total Wind & Solar		2,023,366
Total UNITED STATES		6,103,508
Total COMMON STOCKS
(Cost $15,638,276)		17,045,114
Total Investments - 96.5%
(Cost $15,638,276)		17,045,114
Other Assets in Excess of Liabilities - 3.5%		625,934
TOTAL NET ASSETS - 100.0%		$17,671,048
The following notes should be read in conjunction with the accompanying Schedule of Investments.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the total value of all such securities was $979,119 or 5.5% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (‘NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$263,487	$-	$-	$263,487
Canada	725,596	-	-	725,596
Chile	-	160,964	-	160,964
China	-	535,434	-	535,434
Denmark	-	1,103,047	-	1,103,047
France	-	1,260,978	-	1,260,978
India	146,432	-	-	146,432
Ireland	-	340,411	-	340,411
Italy	-	1,837,548	-	1,837,548
New Zealand	-	352,631	-	352,631
Spain	397,448	1,525,181	-	1,922,629
United Kingdom	-	2,292,449	-	2,292,449
United States	6,103,508	-	-	6,103,508
Total Common Stocks	7,636,471	9,408,643	-	17,045,114
Total	$7,636,471	$9,408,643	$-	$17,045,114